RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Nov. 30, 2022
Related party transactions [abstract]
Disclosure of amounts due to directors and officers [Table Text Block]
	November 30, 2022	November 30, 2021
Company controlled by the CFO	$67,540	$-
Company controlled by the Corporate Secretary	-	10,500
CEO of the Company	250,179	561
Director	387,953	41,667
	$705,672	$52,728

Disclosure of transactions between related parties [Table Text Block]
	November 30, 2022	November 30, 2021	November 30, 2020
Management fees	$311,535	$118,000	$114,125
Consulting fees	135,000	307,734	166,667
Accounting fees	-	36,202	22,852
Rent	-	5,000	20,000
Share-based payments	-	410,132	271,993
Salaries and benefits to CEO	330,337	313,626	133,387
	$776,872	$1,190,694	$729,024

Disclosure of management fees explanatory [Table Text Block]
	November 30, 2022	November 30, 2021	November 30, 2020
Company controlled by CEO	$243,387	$63,000	$55,125
Company controlled by the Former CFO	-	55,000	59,000
Company controlled by the CFO	68,148	-	-
	$311,535	$118,000	$114,125

Disclosure of consulting fees explanatory [Table Text Block]
	November 30, 2022	November 30, 2021	November 30, 2020
Company controlled by the Former Corporate Secretary	$60,000	$-	$-
Directors	75,000	307,734	166,667
	$135,000	$307,734	$166,667

Disclosure of information about key management personnel [Table Text Block]
	November 30, 2022		November 30, 2021		November 30, 2020
	Number of Options held	Expense for the year (vested)	Number of options held	Expense for the year (vested)	Number of Options held	Expense for the year (vested)
CEO	600,000	$-	600,000	$133,275	400,000	$44,455
Former CFO	150,000	-	150,000	33,319	100,000	11,113
Former Corporate Secretary	150,000	-	150,000	33,319	100,000	11,113
Directors	750,000	-	825,000	210,219	1,050,000	205,312
	1,650,000	$-	1,725,000	$410,132	1,650,000	$271,993